J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 5, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Active China ETF (the “Fund”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 372 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 374 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Fund as new series of the Trust. The Fund seeks to provide long-term capital appreciation.
Please contact the undersigned at 212-272-7085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary